Issued Capital - Outstanding Warrants and Share Options Not Included in Calculation of Dilutive Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Earnings per share [abstract]
Net income (loss)	$ 9,780	$ (5,843)
Basic weighted average number of common shares	108,639,674	97,948,882
Basic earnings (loss) per share	$ 0.09	$ (0.06)
Effect of dilutive securities
Warrants	6,628,962
Share options	62,510
Diluted weighted average number of common shares	115,331,146	97,948,882
Diluted earnings (loss) per share	$ 0.08	$ (0.06)